SHAREHOLDERS' EQUITY	12 Months Ended
Feb. 28, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS' EQUITY

Number of shares authorized

        The Company has an unlimited amount of common shares authorized for issuance.

        On March 13, 2012 the Company settled a portion its contingent consideration, with regards to the purchase of Axerra Networks, with 400,983 common shares of DragonWave, valued at $4.49 per common share based on a 20 day volume weighted average price. The earn-out phase of the acquisition of Axerra Networks Inc. was completed on February 13, 2012, and the amount was determined to be $1,884. Issuance costs were $42.

        On June 1, 2012, as part of a business acquisition, the Company issued 2,000,978 common shares of DragonWave, valued at $3.21 CAD per common share based on a 5 day volume weighted average price. A discount of $1,144 and issuance costs of $98 were included in the final amount in shareholders equity.

Employee stock option/stock issuance plan

        The Company has established the DragonWave Inc. Key Employee Stock Option/Stock Issuance Plan [the "Plan"] applicable to full-time employees, directors and consultants of the Company for purchase of common shares with 3,370,330 common shares reserved for issuance. Options are granted with an exercise price equal to the fair value of the common shares of the Company, and generally vest at a rate of 25% one year from the date of the option grant, and 1/36th of the remaining 75% per additional month of full-time employment with the Company. Options expire in periods ranging from three to ten years, or upon termination of employment. The maximum number of Common Shares issuable under the Stock Option Plan is 10% of the Common Shares issued and outstanding.

        The following is a summary of stock option activity:

	Year ended February 28, 2013		Year ended February 29, 2012
	Options	Weighted Average Price (CAD)	Options	Weighted Average Price (CAD)
Opening Balance	2,396,079	$5.90	2,114,906	$5.53
Granted	711,500	$2.82	642,000	$6.38
Exercised	(24,047)	$2.06	(113,940)	$2.61
Forfeited	(554,444)	$6.72	(246,887)	$5.54

Closing Balance	2,529,088	$4.89	2,396,079	$5.90

        The following are the weighted average values used in determining the fair value of options granted in 2013 and 2012:

	Year ended
	February 28, 2013	February 29, 2012
Volatility	71.5%	70.9%
Risk Free Rate	1.1%	1.9%
Dividend Yield	Nil	Nil
Average Expected Life	4 yrs	4 yrs

        The 711,500 options granted during the year ended February 28, 2013 were determined to have a fair value of $1,074 [February 29, 2012 642,000 - $2,282].

        The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 28, 2013:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)	Quantity of Options	Weighted Average Exercise Price (CAD)
$1.34	$2.00	326,192	0.87	$1.35	326,042	$1.35
$2.01	$3.00	686,693	4.39	$2.80	5,893	$2.62
$3.01	$4.00	145,121	1.85	$3.45	108,019	$3.41
$4.01	$5.00	256,853	0.59	$4.46	256,853	$4.46
$5.01	$6.00	46,117	1.72	$5.69	35,694	$5.72
$6.01	$7.00	777,415	2.77	$6.48	423,098	$6.40
$7.01	$8.00	26,932	2.75	$7.75	15,662	$7.74
$8.01	$10.00	137,700	2.09	$9.34	97,737	$9.35
$10.01	$13.74	126,065	1.81	$12.37	98,193	$12.31

		2,529,088	2.59	$4.89	1,367,191	$5.21

        The Company has recognized $1,523 for the year ended February 28, 2013 as compensation expense for stock-based grants, with a corresponding credit to contributed surplus [year ended February 29, 2012 - $1,964]. The expense was included in General and administrative, Sales and marketing, and Research and development expenses as detailed below:

	Year ended
	February 28, 2013	February 29, 2012
General and Administration	597	733
Research and Development	282	458
Selling and Marketing	644	773

	1,523	1,964

        As at February 28, 2013, compensation costs not yet recognized relating to stock option awards outstanding is $2,566 [February 29, 2012 - $4,131] net of estimated forfeitures. Based on the vesting schedules set out in the stock option issuance plan, the compensation costs will be recognized over the next 3.75 years. Performance vesting awards will vest as performance conditions are met. Compensation will be adjusted for subsequent changes in estimated forfeitures.

        The total intrinsic value of options exercised during the year ended February 28, 2013 is $24 [year ended February 29, 2012 - $305].

        The total intrinsic value of fully vested options at February 28, 2013 was $366 [February 29, 2012 - $926].

Restricted Shares & Employee Share Purchase Plan

        The Company launched an Employee Share Purchase Plan ["ESPP"] on October 20, 2008. The plan includes provisions to allow employees to purchase Common shares. The Company will match the employees' contribution at a rate of 25%. During the year ended February 28, 2013 a total of 31,078 common shares were purchased by employees at fair market value, while the Company issued 7,760 common shares as its matching contribution and cancelled 2,755 previously restricted shares. The shares contributed by the Company will vest 12 months after issuance.

        The Company records an expense equal to the fair value of shares granted pursuant to the employee share purchase plan over the period the shares vest. The total fair value of the shares earned during the year ended February 28, 2013 was $48 [year ended February 29, 2012 - $42]. The fair value of the unearned ESPP shares as at February 28, 2013 was $23 [February 29, 2012 - $48]. The number of shares held for release, and still restricted under the plan at February 28, 2013 was 7,760 [February 29, 2012 -10,085].

Warrants

        Effective May 30, 2007, the Company granted a warrant to a party to purchase up to 126,250 common shares of the Company at a price of $3.56 CAD per share. The warrant expires 10 years after the date of issuance. The warrants vested based on the achievement of pre-determined business milestones and resulted in an issuance of 31,562 warrants. As at August 31, 2008, a revenue reduction provision in the amount of $64 was recognized with a corresponding increase in contributed surplus based on achievement. The provision was determined using the Black-Scholes Options Pricing Model using a volatility factor of 50%, risk free rate of 3.3% dividend yield of nil, and an expected life of 8.75 years.